Production Financing - Summary of the movements in production financing (Detail) - Entertainment One Film And Television Business [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Balance at December 25, 2022	$ 194,781	$ 170,053
Drawdown	117,939	257,884
Repayments	(162,029)	(230,974)
Foreign exchange differences	(595)	(2,182)
Balance at October 1, 2023	$ 150,096	$ 194,781